CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value [in dollars per share]	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, par value [in dollars per share]	$ 0.001	$ 0.001	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000	50,000,000
Common stock, shares issued	23,245,923	14,155,262	12,763,818
Common stock, shares outstanding	23,245,923	14,155,262	12,763,818
Debt Instrument, Unamortized Discount		$ 0	$ 43,167